Guarantor Information	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Guarantor Information

21. GUARANTOR INFORMATION

Axiall Corporation is primarily a holding company for its 100-percent and majority owned subsidiaries. Payment obligations under the indentures for the 4.875 Notes issued by Axiall Corporation, the 4.625 Notes issued by Spinco and the Term Loan Credit Agreement under which Axiall Holdco is the borrower, as described in Note 10 of the Notes to the Consolidated Financial Statements, are guaranteed by each of Axiall Corporation’s 100-percent owned domestic subsidiaries (including Spinco in the case of the 4.875 Notes), other than certain excluded subsidiaries. Axiall Corporation is also a guarantor under the 4.625 Notes issued by Spinco and the Term Loan Credit Agreement.

As of December 31, 2015, payment obligations under the indenture for the 4.875 Notes issued by Axiall Corporation are guaranteed by Axiall Noteco, Inc., Axiall Holdco, Inc., Axiall, LLC, Georgia Gulf Lake Charles, LLC, Royal Building Products (USA) Inc., Royal Window and Door Profiles Plant 13 Inc., Royal Window and Door Profiles Plant 14 Inc., Plastic Trends, Inc., Rome Delaware Corporation, Royal Plastics Group (U.S.A.) Limited, PHH Monomers, LLC, Eagle Holdco 3 LLC, Eagle US 2 LLC, Axiall Ohio, Inc., Eagle Natrium LLC, and Eagle Pipeline, Inc. (collectively, the “Guarantor Subsidiaries”) and Spinco. As of December 31, 2015, payment obligations under the indenture for the 4.625 percent Notes issued by Spinco are guaranteed by Axiall Corporation and each of the Guarantor Subsidiaries. Royal Mouldings Limited, Exterior Portfolio, LLC and Royal Group Sales (USA) Limited, entities that previously were identified as Guarantor Subsidiaries, were merged into Royal Building Products (USA) Inc., another of the Guarantor Subsidiaries, during the year ended December 31, 2015, and Royal Building Products (USA) Inc. was the surviving entity in those mergers.

Each of Spinco and the Guarantor Subsidiaries is a direct or indirect 100-percent owned subsidiary of Axiall Corporation. The guarantees made by each of Axiall Corporation, Spinco and the other Guarantor Subsidiaries are full, unconditional and joint and several. Except as disclosed in Note 10 of the Notes to the Consolidated Financial Statements, there are no restrictions on the ability of Axiall Corporation, Spinco or any other Guarantor Subsidiary to obtain funds from any of its direct or indirect 100-percent owned subsidiaries through dividends, loans or advances as a result of the issuance of the 4.625 Notes or the 4.875 Notes. Separate consolidated financial statements and other disclosures with respect to Spinco or the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient. Investments in subsidiaries in the guarantor consolidated financial statements reflect investments in 100-percent owned entities within Axiall under the equity accounting method. This presentation of Spinco, the Guarantor Subsidiaries and the non-guarantor subsidiaries of Axiall Corporation (the “Non-Guarantor Subsidiaries”) is not included to present the Company’s financial condition, results of operations or cash flows for any purpose other than to comply with the specific requirements for subsidiary issuer and subsidiary guarantor reporting.

The following tables present (i) guarantor consolidating statements of operations and guarantor comprehensive income (loss) for the years ended December 31, 2015, 2014 and 2013, (ii) guarantor consolidating balance sheets as of December 31, 2015 and 2014, and (iii) guarantor consolidating statements of cash flows for the years ended December 31, 2015, 2014 and 2013, of each of Axiall Corporation (as parent issuer), Spinco (as subsidiary issuer), the Guarantor Subsidiaries (excluding Spinco), the Guarantor Subsidiaries (including Spinco and which also includes entries necessary to eliminate Spinco’s investment in such Guarantor Subsidiaries and other intercompany account balances) and the Non-Guarantor Subsidiaries. The Company acquired PHH Monomers, LLC, Eagle Holdco 3 LLC, Eagle US 2 LLC, Axiall Ohio, Inc., Eagle Natrium LLC, and Eagle Pipeline, Inc. (the “Eagle Guarantors”) and Spinco in connection with the consummation of the transactions related to the Company’s merger with the Merged Business on January 28, 2013. Accordingly, the Eagle Guarantors are included in the Guarantor Subsidiary column of the following guarantor consolidating balance sheet, as of December 31, 2015 and 2014, the guarantor statement of operations and comprehensive income for the years ended December 31, 2015 and 2014 and the guarantor consolidating statement of cash flows for the years ended December 31, 2015 and 2014.

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Balance Sheet

December 31, 2015

	Parent Company	Eagle	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc.	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(In millions)	(a)	Spinco Inc.		(b)	(c)	(d)	(a)+(b)+(c)+(d)
Assets:
Cash and cash equivalents	$0.3	$—	$159.4	$159.4	$98.3	$—	$258.0
Receivables, net of allowance for doubtful accounts	27.1	5.5	377.4	377.4	48.3	(97.5)	355.3
Inventories	—	—	217.7	217.7	63.2	—	280.9
Prepaid expenses and other	0.7	—	55.9	55.9	2.7	(0.4)	58.9
Deferred income taxes	—	—	—	—	—	—	—
Current assets of discontinued operations	—	—	19.3	19.3	17.6	—	36.9

Total current assets	28.1	5.5	829.7	829.7	230.1	(97.9)	990.0
Property, plant and equipment, net	11.0	—	1,357.9	1,357.9	187.6	—	1,556.5
Long-term receivables—affiliates	900.0	—	—	—	—	(900.0)	—
Goodwill	—	—	707.8	707.8	144.3	—	852.1
Customer relationships, net	—	—	823.1	823.1	127.2	—	950.3
Other intangible assets, net	—	—	63.1	63.1	0.3	—	63.4
Non-current assets of discontinued operations	—	—	18.4	18.4	43.6	—	62.0
Other assets, net	5.6	1.7	56.1	56.1	3.4	—	65.1
Investment in subsidiaries	1,235.5	1,833.3	473.3	473.3	—	(1,708.8)	—

Total assets	$2,180.2	$1,840.5	$4,329.4	$4,329.4	$736.5	$(2,706.7)	$4,539.4

Liabilities and Equity:
Current portion of long-term debt	$—	$—	$2.5	$2.5	$—	$—	$2.5
Accounts payable	84.3	27.0	211.9	233.3	24.7	(97.5)	244.8
Interest payable	3.2	12.2	—	12.2	—	—	15.4
Income taxes payable	—	—	0.4	0.4	2.2	(0.4)	2.2
Accrued compensation	9.5	—	23.7	23.7	7.8	—	41.0
Other accrued liabilities	13.6	—	48.2	48.2	32.9	—	94.7
Current liabilities of discontinued operations	—	—	9.3	9.3	6.2	—	15.5

Total current liabilities	110.6	39.2	296.0	329.6	73.8	(97.9)	416.1
Long-term debt, excluding the current portion of long-term debt	444.2	678.4	241.9	920.3	—	—	1,364.5
Long-term payables—affiliates	—	900.0	—	900.0	—	(900.0)	—
Lease financing obligation	—	—	—	—	44.0	—	44.0
Deferred income taxes	18.0	—	636.2	634.5	30.5	—	683.0
Pension and other post-retirement benefits	3.6	—	189.9	189.9	9.3	—	202.8
Non-current liabilities of discontinued operations	—	—	—	—	35.6	—	35.6
Other non-current liabilities	25.5	—	113.2	113.2	8.9	(7.3)	140.3

Total liabilities	601.9	1,617.6	1,477.2	3,087.5	202.1	(1,005.2)	2,886.3
Equity:
Total Axiall stockholders’ equity	1,578.3	222.9	2,852.2	1,241.9	459.6	(1,701.5)	1,578.3
Noncontrolling interest	—	—	—	—	74.8	—	74.8

Total equity	1,578.3	222.9	2,852.2	1,241.9	534.4	(1,701.5)	1,653.1

Total liabilities and equity	$2,180.2	$1,840.5	$4,329.4	$4,329.4	$736.5	$(2,706.7)	$4,539.4

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Balance Sheet

December 31, 2014

	Parent Company	Eagle	Guarantor Subsidiaries Excluding	Guarantor Subsidiaries Including Eagle Spinco Inc.	Non- Guarantor Subsidiaries	Eliminations	Consolidated
(In millions)	(a)	Spinco Inc.	Eagle Spinco Inc.	(b)	(c)	(d)	(a)+(b)+(c)+(d)
Assets:
Cash and cash equivalents	$—	$—	$78.2	$78.2	$88.6	$—	$166.8
Receivables, net of allowance for doubtful accounts	162.8	—	470.1	454.3	63.2	(261.1)	419.2
Inventories	—	—	216.4	216.4	81.6	—	298.0
Prepaid expenses and other	0.1	—	82.8	82.8	6.1	—	89.0
Deferred income taxes	3.1	—	24.9	24.9	—	—	28.0
Current assets of discontinued operations	—	—	80.4	80.4	23.8	—	104.2

Total current assets	166.0	—	952.8	937.0	263.3	(261.1)	1,105.2
Property, plant and equipment, net	12.0	—	1,318.4	1,318.4	232.0	—	1,562.4
Long-term receivables—affiliates	1,292.9	—	—	—	—	(1,292.9)	—
Goodwill	—	—	1,493.7	1,493.7	247.3	—	1,741.0
Customer relationships, net	—	—	877.9	877.9	146.6	—	1,024.5
Other intangible assets, net	—	—	67.8	67.8	0.3	—	68.1
Non-current assets of discontinued operations	—	—	49.3	49.3	58.1	—	107.4
Other assets, net	10.4	0.7	31.6	31.6	5.4	—	47.4
Investment in subsidiaries	1,682.7	2,831.2	290.5	290.5	—	(1,973.2)	—

Total assets	$3,164.0	$2,831.9	$5,082.0	$5,066.2	$953.0	$(3,527.2)	$5,656.0

Liabilities and Equity:
Current portion of long-term debt	$—	$2.8	$—	$2.8	$—	$—	$2.8
Accounts payable	97.2	178.6	217.9	380.6	44.6	(261.1)	261.3
Interest payable	3.0	12.2	—	12.2	—	—	15.2
Income taxes payable	—	—	0.9	0.9	2.2	—	3.1
Accrued compensation	—	—	24.5	24.5	6.2	—	30.7
Other accrued liabilities	14.3	—	88.7	88.7	26.4	—	129.4
Current liabilities of discontinued operations	—	—	34.2	34.2	7.4	—	41.6

Total current liabilities	114.5	193.6	366.2	543.9	86.8	(261.1)	484.1
Long-term debt, excluding the current portion of long-term debt	443.4	866.1	—	866.1	—	—	1,309.5
Long-term payables—affiliates	—	900.0	—	900.0	392.9	(1,292.9)	—
Lease financing obligation	—	—	—	—	53.0	—	53.0
Deferred income taxes	10.0	—	720.4	719.8	37.7	—	767.5
Pension and other post-retirement benefits	4.4	—	235.7	235.7	10.4	—	250.5
Non-current liabilities of discontinued operations	—	—	3.8	3.8	41.5	—	45.3
Other non-current liabilities	110.6	—	114.9	114.9	8.7	(77.1)	157.1

Total liabilities	682.9	1,959.7	1,441.0	3,384.2	631.0	(1,631.1)	3,067.0
Equity:
Total Axiall stockholders’ equity	2,481.1	872.2	3,641.0	1,682.0	214.1	(1,896.1)	2,481.1
Noncontrolling interest	—	—	—	—	107.9	—	107.9

Total equity	2,481.1	872.2	3,641.0	1,682.0	322.0	(1,896.1)	2,589.0

Total liabilities and equity	$3,164.0	$2,831.9	$5,082.0	$5,066.2	$953.0	$(3,527.2)	$5,656.0

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Operations and Comprehensive Loss

Year Ended December 31, 2015

	Parent Company	Eagle	Guarantor Subsidiaries Excluding Eagle Spinco	Guarantor Subsidiaries Including Eagle Spinco Inc.	Non-Guarantor Subsidiaries	Eliminations	Consolidated
(In millions)	(a)	Spinco Inc.	Inc.	(b)	(c)	(d)	(a)+(b)+(c)+(d)
Net sales	$—	$—	$2,811.8	$2,811.8	$572.8	$(187.6)	$3,197.0
Operating costs and expenses:
Cost of sales	—	—	2,539.0	2,539.0	469.3	(187.6)	2,820.7
Selling, general and administrative expenses	47.4	—	175.4	175.4	58.9	—	281.7
Restructuring and divestiture costs	12.8	—	1.2	1.2	8.4	—	22.4
Integration-related costs and other, net	7.8	—	7.5	7.5	0.7	—	16.0
Goodwill impairment charges	—	—	785.9	785.9	78.2	—	864.1

Total operating costs and expenses	68.0	—	3,509.0	3,509.0	615.5	(187.6)	4,004.9

Operating loss	(68.0)	—	(697.2)	(697.2)	(42.7)	—	(807.9)
Other expense:
Interest income (expense), net	19.6	(80.8)	(5.5)	(86.3)	(6.2)	—	(72.9)
Debt refinancing fees	—	(0.1)	(3.1)	(3.2)	—	—	(3.2)
Foreign exchange loss	—	—	(0.2)	(0.2)	(2.1)	—	(2.3)
Equity in loss of subsidiaries	(739.5)	(853.3)	(29.8)	(29.8)	—	769.3	—

Loss from continuing operations before income taxes	(787.9)	(934.2)	(735.8)	(816.7)	(51.0)	769.3	(886.3)
Provision for (benefit from) income taxes	28.5	(28.1)	(44.4)	(72.5)	1.5	—	(42.5)

Loss from continuing operations	(816.4)	(906.1)	(691.4)	(744.2)	(52.5)	769.3	(843.8)
Discontinued operations:
Income (loss) from discontinued operations	—	—	11.5	11.5	(3.5)	—	8.0
Provision for income taxes of discontinued operations	—	—	1.3	1.3	—	—	1.3

Net income (loss) from discontinued operations	—	—	10.2	10.2	(3.5)	—	6.7

Consolidated net loss	(816.4)	(906.1)	(681.2)	(734.0)	(56.0)	769.3	(837.1)
Less: net loss attributable to noncontrolling interest	—	—	—	—	(20.7)	—	(20.7)

Net loss attributable to Axiall	$(816.4)	$(906.1)	$(681.2)	$(734.0)	$(35.3)	$769.3	$(816.4)

Comprehensive loss attributable to Axiall	$(860.7)	$(879.0)	$(728.0)	$(780.8)	$(124.2)	$905.0	$(860.7)

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Operations and Comprehensive Loss

Year Ended December 31, 2014

(In millions)	Parent Company (a)	Eagle Spinco Inc.	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc. (b)	Non-Guarantor Subsidiaries (c)	Eliminations (d)	Consolidated (a)+(b)+(c)+(d)
Net sales	$—	$—	$3,224.5	$3,224.5	$647.0	$(229.0)	$3,642.5
Operating costs and expenses:
Cost of sales	—	—	2,832.2	2,832.2	533.0	(229.0)	3,136.2
Selling, general and administrative expenses	45.5	—	178.4	178.4	62.7	—	286.6
Restructuring and divestiture costs	—	—	14.0	14.0	2.7	—	16.7
Integration-related costs and other, net	15.5	—	13.3	13.3	3.4	—	32.2
Goodwill impairment charges	—	—	4.1	4.1	—	—	4.1

Total operating costs and expenses	61.0	—	3,042.0	3,042.0	601.8	(229.0)	3,475.8

Operating income (loss)	(61.0)	—	182.5	182.5	45.2	—	166.7
Other income (expense):
Interest income (expense), net	31.2	(87.4)	4.0	(83.4)	(18.8)	—	(71.0)
Foreign exchange loss	—	—	(0.5)	(0.5)	(0.5)	—	(1.0)
Equity in income (loss) of subsidiaries	55.7	(19.3)	11.7	11.7	—	(67.4)	—

Income (loss) from continuing operations before income taxes	25.9	(106.7)	197.7	110.3	25.9	(67.4)	94.7
Provision for (benefit from) income taxes	(20.4)	(29.9)	68.8	38.9	(1.8)	—	16.7

Income (loss) from continuing operations	46.3	(76.8)	128.9	71.4	27.7	(67.4)	78.0
Discontinued operations:
Loss from discontinued operations, before tax	—	—	(27.8)	(27.8)	(9.2)	—	(37.0)
Income tax benefit of discontinued operations	—	—	(9.2)	(9.2)	—	—	(9.2)

Net loss from discontinued operations	—	—	(18.6)	(18.6)	(9.2)	—	(27.8)

Consolidated net income (loss)	46.3	(76.8)	110.3	52.8	18.5	(67.4)	50.2
Less: net income attributable to noncontrolling interest	—	—	—	—	3.9	—	3.9

Net income (loss) attributable to Axiall	$46.3	$(76.8)	$110.3	$52.8	$14.6	$(67.4)	$46.3

Comprehensive loss attributable to Axiall	$(93.7)	$(193.1)	$(50.4)	$(107.9)	$(0.9)	$108.8	$(93.7)

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Operations and Comprehensive Income

Year Ended December 31, 2013

(In millions)	Parent Company (a)	Eagle Spinco Inc.	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc. (b)	Non-Guarantor Subsidiaries (c)	Eliminations (d)	Consolidated (a)+(b)+(c)+(d)
Net sales	$—	$—	$3,174.2	$3,174.2	$603.5	$(192.6)	$3,585.1
Operating costs and expenses:
Cost of sales	—	—	2,601.4	2,601.4	477.9	(192.6)	2,886.7
Selling, general and administrative expenses	41.3	—	170.4	170.4	58.4	—	270.1
Restructuring and divestiture costs	7.5	—	0.3	0.3	2.2	—	10.0
Integration-related costs and other, net	34.4	—	(2.1)	(2.1)	0.3	—	32.6

Total operating costs and expenses	83.2	—	2,770.0	2,770.0	538.8	(192.6)	3,199.4

Operating income (loss)	(83.2)	—	404.2	404.2	64.7	—	385.7
Other income:
Interest income (expense), net	(45.7)	(45.8)	39.8	(6.0)	(19.8)	—	(71.5)
Loss on redemption and other debt costs	(66.1)	(12.4)	—	(12.4)	—	—	(78.5)
Gain on acquisition of controlling interest	—	—	25.9	25.9	—	—	25.9
Foreign exchange loss	—	—	(0.1)	(0.1)	(0.1)	—	(0.2)
Equity in income of subsidiaries	293.1	114.3	22.6	22.6	—	(315.7)	—

Income from continuing operations before income taxes	98.1	56.1	492.4	434.2	44.8	(315.7)	261.4
Provision for (benefit from) income taxes	(67.2)	(19.7)	152.7	133.0	3.4	—	69.2

Income from continuing operations	165.3	75.8	339.7	301.2	41.4	(315.7)	192.2
Discontinued operations:
Loss from discontinued operations, before tax	—	—	(6.5)	(6.5)	(13.3)	—	(19.8)
Income tax benefit of discontinued operations	—	—	4.4	4.4	—	—	4.4

Net loss from discontinued operations	—	—	(10.9)	(10.9)	(13.3)	—	(24.2)

Consolidated net income (loss)	165.3	75.8	328.8	290.3	28.1	(315.7)	168.0
Less: net income attributable to noncontrolling interest	—	—	—	—	2.7	—	2.7

Net income attributable to Axiall	$165.3	$75.8	$328.8	$290.3	$25.4	$(315.7)	$165.3

Comprehensive income attributable to Axiall	$253.5	$165.7	$467.3	$429.0	$19.8	$(448.8)	$253.5

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2015

(In millions)	Parent Company (a)	Eagle Spinco Inc.	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc. (b)	Non-Guarantor Subsidiaries (c)	Eliminations (d)	Consolidated (a)+(b)+(c)+(d)
Cash provided by operating activities - continuing operations	$63.8	$15.4	$181.3	$181.3	$67.4	$(67.2)	$245.3
Cash provided by operating activities -discontinued operations	—	—	16.5	16.5	5.3	—	21.8

Net cash provided by operating activities	63.8	15.4	197.8	197.8	72.7	(67.2)	267.1

Cash flows from investing activities:
Capital expenditures	(1.0)	—	(182.2)	(182.2)	(8.7)	—	(191.9)
Proceeds from the sale of assets and other	—	—	4.6	4.6	1.3	—	5.9

Cash used in investing activities -continuing operations	(1.0)	—	(177.6)	(177.6)	(7.4)	—	(186.0)
Cash provided by investing activities -discontinued operations	—	—	44.6	44.6	(0.3)	—	44.3

Net cash used in investing activities	(1.0)	—	(133.0)	(133.0)	(7.7)	—	(141.7)

Cash flows from financing activities:
Issuance of long-term debt	—	—	248.8	248.8	—	—	248.8
Long-term debt payments	—	(194.4)	(3.3)	(197.7)	—	—	(197.7)
Intercompany financing	—	194.4	(194.4)	—	—	—	—
Deferred acquisition payments	(10.0)	—	—	—	—	—	(10.0)
Fees paid relating to financing activities	(0.8)	—	(3.3)	(3.3)	—	—	(4.1)
Dividends paid	(45.7)	—	—	—	—	—	(45.7)
Distribution to noncontrolling interest	—	—	—	—	(8.4)	—	(8.4)
Share-based compensation plan activity	(6.0)	—	—	—	—	—	(6.0)
Distribution to affiliate	—	(15.4)	(31.4)	(31.4)	(35.8)	67.2	—

Net cash provided by (used in) financing activities	(62.5)	(15.4)	16.4	16.4	(44.2)	67.2	(23.1)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(11.1)	—	(11.1)

Net change in cash and cash equivalents	0.3	—	81.2	81.2	9.7	—	91.2
Cash and cash equivalents at beginning of year	—	—	78.2	78.2	88.6	—	166.8

Cash and cash equivalents at end of year	$0.3	$—	$159.4	$159.4	$98.3	$—	$258.0

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2014

(In millions)	Parent Company (a)	Eagle Spinco Inc.	Guarantor Subsidiaries Excluding Eagle Spinco Inc.	Guarantor Subsidiaries Including Eagle Spinco Inc. (b)	Non-Guarantor Subsidiaries (c)	Eliminations (d)	Consolidated (a)+(b)+(c)+(d)
Cash provided by operating activities - continuing operations	$68.2	$12.4	$178.6	$181.8	$52.8	$(20.8)	$282.0
Cash provided by (used in) operating activities - discontinued operations	—	—	15.8	15.8	(6.7)	—	9.1

Net cash provided by operating activities	68.2	12.4	194.4	197.6	46.1	(20.8)	291.1

Cash flows from investing activities:
Capital expenditures	(6.8)	—	(172.5)	(172.5)	(13.8)	—	(193.1)
Proceeds from sale of assets and other	—	—	6.3	6.3	0.3	—	6.6
Acquisitions, net of cash acquired	—	—	(5.8)	(5.8)	(0.3)	—	(6.1)

Cash used in investing activities - continuing operations	(6.8)	—	(172.0)	(172.0)	(13.8)	—	(192.6)
Cash used in investing activities - discontinued operations	—	—	(11.2)	(11.2)	(4.7)	—	(15.9)

Net cash used in investing activities	(6.8)	—	(183.2)	(183.2)	(18.5)	—	(208.5)
Cash flows from financing activities:
Borrowings under ABL revolver	148.9	—	—	—	—	—	148.9
Repayments under ABL revolver	(148.9)	—	—	—	—	—	(148.9)
Long-term debt payments	—	(2.8)	(0.7)	(3.5)	(2.3)	—	(5.8)
Deferred acquisition payments	(10.0)	—	—	—	—	—	(10.0)
Fees paid related to financing activities	(1.8)	(0.4)	—	(0.4)	—	—	(2.2)
Dividends paid	(45.0)	—	—	—	—	—	(45.0)
Distribution to noncontrolling interest	—	—	—	—	(7.7)	—	(7.7)
Share-based compensation plan activity	(4.6)	—	—	—	—	—	(4.6)
Distribution to affiliate	—	(9.2)	(9.2)	(9.2)	(11.6)	20.8	—

Net cash used in financing activities	(61.4)	(12.4)	(9.9)	(13.1)	(21.6)	20.8	(75.3)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(7.0)	—	(7.0)

Net change in cash and cash equivalents	—	—	1.3	1.3	(1.0)	—	0.3
Cash and cash equivalents at beginning of period	—	—	76.9	76.9	89.6	—	166.5

Cash and cash equivalents at end of period	$—	$—	$78.2	$78.2	$88.6	$—	$166.8

Axiall Corporation and Subsidiaries

Guarantor Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2013

	Parent Company	Eagle	Guarantor Subsidiaries Excluding Eagle Spinco	Guarantor Subsidiaries Including Eagle Spinco Inc.	Non-Guarantor Subsidiaries	Eliminations	Consolidated
(In millions)	(a)	Spinco Inc.	Inc.	(b)	(c)	(d)	(a)+(b)+(c)+(d)
Cash provided by operating activities - continuing operations	$60.1	$112.0	$70.4	$182.4	$61.3	$—	$303.8
Cash provided by (used in) operating activities - discontinued operations	—	—	23.6	23.6	(1.7)	—	21.9

Net cash provided by operating activities	$60.1	$112.0	$94.0	$206.0	$59.6	$—	$325.7

Cash flows from investing activities:
Capital expenditures	(8.7)	—	(150.9)	(150.9)	(18.3)	—	(177.9)
Proceeds from sale of assets and other	—	—	(1.8)	(1.8)	—	—	(1.8)
Distribution from affiliate	15.9	15.9	19.9	19.9	—	(35.8)	—
Acquisitions, net of cash acquired	21.6	—	—	—	24.3	—	45.9

Cash used in investing activities - continuing operations	28.8	15.9	(132.8)	(132.8)	6.0	(35.8)	(133.8)
Cash used in investing activities - discontinued operations	—	—	0.2	0.2	(6.0)	—	(5.8)

Net cash provided by (used in) investing activities	28.8	15.9	(132.6)	(132.6)	—	(35.8)	(139.6)
Cash flows from financing activities:
Issuance of long-term debt	450.0	—	—	—	—	—	450.0
Long-term debt payments	(450.0)	(81.8)	—	(81.8)	—	—	(531.8)
Make-whole and other fees paid related to financing activities	(65.9)	(30.2)	—	(30.2)	(2.0)	—	(98.1)
Dividends paid	(22.2)	—	—	—	—	—	(22.2)
Distribution to noncontrolling interest	—	—	—	—	(13.3)	—	(13.3)
Share-based compensation plan activity	(0.8)	—	—	—	—	—	(0.8)
Distribution to affiliate	—	(15.9)	(15.9)	(15.9)	(19.9)	35.8	—

Net cash used in financing activities	(88.9)	(127.9)	(15.9)	(127.9)	(35.2)	35.8	(216.2)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(3.7)	—	(3.7)

Net change in cash and cash equivalents	—	—	(54.5)	(54.5)	20.7	—	(33.8)
Cash and cash equivalents at beginning of period	—	—	131.4	131.4	68.9	—	200.3

Cash and cash equivalents at end of period	$—	$—	$76.9	$76.9	$89.6	$—	$166.5